Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	2.55%	3.10%
Bank deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.56%	1.33%
Commercial paper [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.95%	0.72%
Negotiable certificates of deposit [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.38%
Negotiable certificates of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.70%
Negotiable certificates of deposit [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.55%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	4.90%	5.50%
Time deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.01%	0.01%